INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income before taxes, as reported in the consolidated statements of operations	$ 3,891	$ 8,268	$ 3,455
Statutory tax rate	26.50%	25.00%	25.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	1,031	2,067	864
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	68	307	34
Change in valuation allowance in respect of deferred taxes	(10,176)	0	0
Operating carryforward losses for which a valuation allowance was provided	926	454	302
Realization of carryforward tax losses for which a valuation allowance was provided	(757)	(799)	(501)
Gain on obtaining control over a subsidiary previously treated by the equity method	0	(825)	0
Profit from a bargain purchase	(76)	0	0
Nondeductible expenses and other permanent differences	135	133	162
Total taxes on income	$ (8,849)	$ 1,337	$ 861